PGIM S&P 500 Max Buffer ETF - January
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 105.2%
Affiliated Mutual Fund 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $61,960)(wb)	61,960	$61,960
Options Purchased*~ 103.8%
(cost $4,707,309)		4,746,648

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 105.2% (cost $4,769,269)		4,808,608
Option Written*~ (5.2)%
(premiums received $217,969)		(235,375)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $4,551,300)		4,573,233
Liabilities in excess of other assets (0.0)%		(1,661)

Net Assets 100.0%		$4,571,572

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$13.64		67		7	$4,505,850
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$681.92		67		7	240,798
Total Options Purchased (cost $4,707,309)								$4,746,648
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$726.79		67		7	$(235,375)
(premiums received $217,969)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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